INCOME TAXES Additional Information (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Federal NOL Carryforwards	Dec. 31, 2012 State NOL Carryforwards [Member]	Dec. 31, 2012 State Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Proceeds from Income Tax Refunds	$ 4,600,000
State NOL carryforwards				142,400,000
State credit carryforwards					1,800,000
Federal NOL carryforward	12,210,000	21,281,000	60,800,000
Year Carryforwards Expire			2030	2029	2022
NOL Carryforward, Excess Tax Benefit from Share-based Compensation		900,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 200,000	$ 200,000